Long-Term Debt, Excluding Current Maturities (Narrative) (Details)			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Creditor Bank One [Member] USD ($)	Dec. 31, 2012 Creditor Bank One [Member] Financial Covenant During 2013 [Member] USD ($)	Dec. 31, 2012 Creditor Bank One [Member] Financial Covenant During 2016 [Member] USD ($)	Dec. 31, 2012 Creditor Bank Two [Member] USD ($)	Dec. 31, 2012 Creditor Bank Two [Member] ILS
Capital leases	$ 650,000	$ 330,000
Minimum shareholder's equity to be maintained under debt covenants			2,100,000	2,600,000	4,200,000	2,600,000	10,000,000
Ratio of shareholders' equity to total assets required to be maintained under debt covenants			9.00%	12.00%	20.00%	11.00%	11.00%
Minimum EBITDA required to be maintained under debt covenant			$ 3,000,000	$ 3,400,000	$ 4,000,000
Debt service ratio required to be maintained under debt covenants			1.5	1.5	1.5